Trade, Other Receivables and Other assets - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of trade and other receivables [line items]
Increase in trade receivables	€ 0.3
Decrease in other current assets	1.2
Reversal of transaction costs	0.6
Net investment in finance lease	0.0
C-Cathez [Member]
Disclosure of trade and other receivables [line items]
Increase in trade receivables	€ 0.2